Document and Entity Information	Apr. 24, 2026
Document Information [Line Items]
Document Period End Date	Apr. 24, 2026
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 24, 2026
Entity Registrant Name	Everforth, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35636
Entity Tax Identification Number	95-4023433
Entity Address, Postal Zip Code	23060
City Area Code	888
Local Phone Number	482-8068
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	EFOR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000890564
Amendment Flag	false